Income Taxes - Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Allowance for loan loss	$ 1,938	$ 2,116
Accrued expenses	377	89
Net operating loss carry forward	1,182	1,135
Tax credit carry forward	258	258
Intangible amortization	784	981
Other	267	287
Other real estate owned		95
Deferred tax assets Net	4,806	4,961
Deferred tax liabilities:
FHLB stock dividends	(787)	(787)
Unrealized gain on items in comprehensive income	(1,275)	(1,832)
Depreciation and amortization	(102)	(81)
Deferred tax liabilities, Gross, Total	(2,164)	(2,700)
Net deferred tax asset	$ 2,642	$ 2,261